Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Inventory Disclosure Textual [Abstract]
Raw materials	$ 67,993	$ 46,889	$ 33,481
Work in process	28,144	22,649	11,958
Finished goods	3,155	9,423	4,619
Excess and obsolete adjustment	(8,348)	(8,080)	(6,132)
Inventories	$ 90,944	$ 70,881	31,287
Inventories			$ 43,926